Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2015	Dec. 31, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
Discount rate	2.50%	2.60%
Rate of compensation increase	2.20%	1.80%